Income Taxes (Effective Tax Rates Differ from Federal Statutory Rate) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal income tax rate		34.00%	34.00%	34.00%
Federal statutory rate times financial statement income (loss)		$ 829,000	$ 436,000
Incentive Stock Options		6,000	33,000
Bank owned life insurance income		(45,000)	(45,000)
Increase (decrease) in deferred tax valuation allowance			(3,656,000)
Other		20,000	39,000
Income tax (expense) benefit	$ 0	$ 810,000	$ (3,193,000)
Effective tax rate		33.00%	(249.00%)
Parent Company [Member]
Income tax (expense) benefit		$ 236,000	$ 1,798,000